Separate Financial Information of Subsidiary Guarantors of Indebtedness (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 1,236.4	$ 1,206.0	$ 3,438.2	$ 3,446.3	$ 4,795.9	$ 4,094.0	$ 4,324.6
Cost of sales	977.4	950.2	2,762.9	2,753.8	3,801.9	3,183.5	3,302.1
Selling, general and administrative expenses	107.0	101.6	310.9	312.6	416.0	347.1	407.0
Depreciation and amortization					340.5	338.6	344.6
Depreciation and amortization	84.3	82.0	253.4	258.7	340.5	338.6	353.0
Restructuring, impairment and transaction-related charges	14.1	27.8	45.9	82.9	95.3	118.3	114.0
Total operating expenses	1,182.8	1,161.6	3,373.1	3,408.0	4,653.7	3,987.5	4,167.7
Operating Income/(Loss)	53.6	44.4	65.1	38.3	142.2	106.5	156.9
Interest expense	25.1	20.9	69.5	64.1	85.5	84.0	108.0
Less: loss on debt extinguishment	0	0	6.0	0	0	0	34.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	28.5	23.5	(10.4)	(25.8)	56.7	22.5	14.9
Income tax expense (benefit)	3.1	10.4	(7.7)	1.3	23.3	(31.5)	26.0
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	25.4	13.1	(2.7)	(27.1)	33.4
Equity in earnings (loss) of consolidated entities	0	0	0	0
Equity in earnings (loss) of unconsolidated entities	(1.0)	(0.5)	(4.8)	(2.0)	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations					30.9	56.3	(8.0)
Loss from discontinued operations, net of tax					0	30.8	(38.6)
Net earnings (loss)	24.4	12.6	(7.5)	(29.1)	30.9	87.1	(46.6)
Net (earnings) loss attributable to noncontrolling interests	0	0.4	0.3	0.9	1.6	0.3	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	24.4	13.0	(7.2)	(28.2)	32.5	87.4	(46.9)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	24.4	12.6	(7.5)	(29.1)	30.9	87.1	(46.6)
Other comprehensive income (loss), net of tax	(23.9)	1.2	(25.6)	(19.9)	54.8	(22.7)	(90.4)
Total comprehensive income (loss)	0.5	13.8	(33.1)	(49.0)	85.7	64.4	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0.3	0.3	0.8	1.6	0.4	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	0.5	14.1	(32.8)	(48.2)	87.3	64.8	(137.0)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	18.8	20.3	18.8	20.3	13.1	16.9	25.6	20.5
Receivables, less allowances for doubtful accounts	767.5		767.5		698.9	585.1
Intercompany receivables	0		0		0
Inventories	348.1		348.1		272.5	242.9
Other current assets	115.2		115.2		89.8
Total current assets	1,249.6		1,249.6		1,074.3	990.0
Property, plant and equipment—net	1,921.4		1,921.4		1,925.5	1,926.4
Investment in consolidated entities	0		0		0
Goodwill and intangible assets—net	949.7		949.7		994.9
Intercompany loan receivable	0		0		0
Other long-term assets	147.9		147.9		171.0
Total assets	4,268.6		4,268.6		4,165.7	4,098.9	4,735.2
Accounts payable	387.6		387.6		401.0	285.8
Intercompany accounts payable	0		0		0
Current portion of long-term debt and capital lease obligations	107.4		107.4		134.6
Other current liabilities	368.1		368.1		353.2
Total current liabilities	863.1		863.1		888.8	752.8
Long-term debt and capital lease obligations	1,514.9		1,514.9		1,272.2
Intercompany loan payable	0		0		0
Other long-term liabilities	669.5		669.5		717.1
Total liabilities	3,047.5		3,047.5		2,878.1	2,863.2
Total common stock and other equity and noncontrolling interests	1,221.1		1,221.1		1,287.6	1,235.7
Total liabilities and shareholders' equity	4,268.6		4,268.6		4,165.7	4,098.9
Statement of Cash Flows [Abstract]
Net cash from operating activities			74.8	219.4	441.1	354.2	371.1
Purchases of property, plant and equipment			(113.1)	(117.6)	(149.5)	(103.5)	(168.3)
Acquisition of businesses—net of cash acquired			(112.5)	(236.9)	(291.9)	(6.6)	(5.8)
Intercompany investing activities			0	0
Other investing activities			11.3	8.4
Net cash used in investing activities			(214.3)	(346.1)	(430.6)	(70.1)	(184.3)
Payments of long-term debt and capital lease obligations			(738.1)	(81.3)
Proceeds from issuance of long-term debt			1,047.0	0	0	0	649.0
Borrowings on revolving credit facilities			1,010.2	1,225.9	1,628.8	270.3	896.4
Payments on revolving credit facilities			(1,108.9)	(971.8)	(1,475.0)	(295.7)	(879.6)
Payment of cash dividends			(43.6)	(42.0)	(56.4)	(151.8)	(28.2)
Intercompany financing activities			0	0
Other financing activities			(22.3)	2.5
Net cash used in financing activities			144.3	133.3	(10.2)	(285.6)	(173.5)
Effect of exchange rates on cash and cash equivalents			0.9	(3.2)	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents			5.7	3.4	(3.8)	(8.7)	5.1
Cash and cash equivalents	18.8	20.3	18.8	20.3	13.1	16.9	25.6	20.5
Parent Company [Member]
Income Statement [Abstract]
Net sales	479.0	491.1	1,343.5	1,359.0	1,923.8	1,939.7	1,911.8
Cost of sales	361.0	372.3	1,035.0	1,042.1	1,467.8	1,409.9	1,395.2
Selling, general and administrative expenses	47.1	38.2	142.3	133.6	176.2	167.4	174.7
Depreciation and amortization					136.5
Depreciation and amortization	32.9	33.6	98.0	103.6		142.1	151.4
Restructuring, impairment and transaction-related charges	1.5	3.7	7.5	9.6	12.0	28.3	38.0
Total operating expenses	442.5	447.8	1,282.8	1,288.9	1,792.5	1,747.7	1,759.3
Operating Income/(Loss)	36.5	43.3	60.7	70.1	131.3	192.0	152.5
Interest expense	23.3	19.4	64.1	59.2	79.2	74.4	95.5
Less: loss on debt extinguishment			6.0				34.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	13.2	23.9	(9.4)	10.9	52.1	117.6	23.0
Income tax expense (benefit)	10.2	18.0	8.8	29.6	35.8	44.7	0.8
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	3.0	5.9	(18.2)	(18.7)	16.3	72.9	22.2
Equity in earnings (loss) of consolidated entities	21.4	7.1	11.0	(9.5)	16.2	(19.5)	(69.1)
Equity in earnings (loss) of unconsolidated entities	0	0	0	0	0	0	0
Net earnings (loss) from continuing operations						53.4	(46.9)
Loss from discontinued operations, net of tax						34.0	0
Net earnings (loss)	24.4	13.0	(7.2)	(28.2)	32.5	87.4	(46.9)
Net (earnings) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Quad/Graphics common shareholders	24.4	13.0	(7.2)	(28.2)	32.5	87.4	(46.9)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	24.4	13.0	(7.2)	(28.2)	32.5	87.4	(46.9)
Other comprehensive income (loss), net of tax	(23.9)	1.1	(25.6)	(20.0)	54.8	(22.6)	(90.1)
Total comprehensive income (loss)	0.5	14.1	(32.8)	(48.2)	87.3	64.8	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0	0	0	0	0	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	0.5	14.1	(32.8)	(48.2)	87.3	64.8	(137.0)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	12.2	5.5	12.2	5.5	4.8	3.1	10.0	0.4
Receivables, less allowances for doubtful accounts	555.6		555.6		487.6	386.4
Intercompany receivables	0		0		0
Inventories	138.6		138.6		94.2	84.0
Other current assets	63.1		63.1		54.8	49.6
Total current assets	769.5		769.5		641.4	523.1
Property, plant and equipment—net	983.6		983.6		1,032.2	1,107.0
Investment in consolidated entities	2,018.3		2,018.3		1,849.8	1,470.4
Goodwill and intangible assets—net	0.6		0.6		0.5	0.3
Intercompany loan receivable	427.0		427.0		421.6	398.0
Other long-term assets	46.7		46.7		37.9	41.5
Total assets	4,245.7		4,245.7		3,983.4	3,540.3
Accounts payable	230.5		230.5		213.0	151.8
Intercompany accounts payable	698.5		698.5		678.8	427.7
Current portion of long-term debt and capital lease obligations	94.5		94.5		116.0	94.7
Other current liabilities	211.1		211.1		199.0	186.8
Total current liabilities	1,234.6		1,234.6		1,206.8	861.0
Long-term debt and capital lease obligations	1,504.1		1,504.1		1,213.0	1,152.7
Intercompany loan payable	0		0		0	0
Other long-term liabilities	285.9		285.9		276.0	290.9
Total liabilities	3,024.6		3,024.6		2,695.8	2,304.6
Total common stock and other equity and noncontrolling interests	1,221.1		1,221.1		1,287.6	1,235.7
Total liabilities and shareholders' equity	4,245.7		4,245.7		3,983.4	3,540.3
Statement of Cash Flows [Abstract]
Net cash from operating activities			12.6	(21.1)	106.6	328.4	70.2
Purchases of property, plant and equipment			(39.6)	(42.7)	(55.4)	(42.1)	(62.3)
Acquisition related investing activities—net of cash acquired					(41.6)	45.1	(50.8)
Acquisition of businesses—net of cash acquired			(7.2)	0
Intercompany investing activities			(189.4)	(261.3)	(287.2)	(409.3)	(145.8)
Other investing activities			0.2	3.9	6.2	23.5	16.0
Net cash used in investing activities			(236.0)	(300.1)	(378.0)	(382.8)	(242.9)
Payments of long-term debt and capital lease obligations			(674.8)	(67.7)	(95.3)	(81.0)	(747.7)
Proceeds from issuance of long-term debt			1,047.0				649.0
Borrowings on revolving credit facilities			912.7	1,136.4	1,504.9	141.7	719.0
Payments on revolving credit facilities			(1,016.3)	(878.7)	(1,345.1)	(176.7)	(691.0)
Payment of cash dividends			(43.6)	(42.0)	(56.4)	(151.8)	(28.2)
Intercompany financing activities			20.2	168.6	255.6	313.2	303.2
Other financing activities			(14.4)	7.0	9.4	2.1	(22.0)
Net cash used in financing activities			230.8	323.6	273.1	47.5	182.3
Effect of exchange rates on cash and cash equivalents			0	0	0	0	0
Net increase (decrease) in cash and cash equivalents			7.4	2.4	1.7	(6.9)	9.6
Cash and cash equivalents	12.2	5.5	12.2	5.5	4.8	3.1	10.0	0.4
Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales	689.4	723.5	1,961.0	2,034.0	2,813.7	1,958.4	2,219.8
Cost of sales	574.3	603.1	1,651.8	1,706.4	2,342.3	1,648.6	1,783.1
Selling, general and administrative expenses	45.9	54.8	142.5	154.5	205.5	140.4	184.8
Depreciation and amortization					175.1
Depreciation and amortization	41.4	41.3	130.1	132.6		162.3	159.0
Restructuring, impairment and transaction-related charges	8.5	22.7	25.5	61.9	67.4	62.8	80.3
Total operating expenses	670.1	721.9	1,949.9	2,055.4	2,790.3	2,014.1	2,207.2
Operating Income/(Loss)	19.3	1.6	11.1	(21.4)	23.4	(55.7)	12.6
Interest expense	(0.3)	(0.2)	(0.8)	(0.2)	(0.4)	1.1	3.0
Less: loss on debt extinguishment			0				0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	19.6	1.8	11.9	(21.2)	23.8	(56.8)	9.6
Income tax expense (benefit)	(8.2)	(8.3)	(17.7)	(29.8)	(14.0)	(75.5)	18.6
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	27.8	10.1	29.6	8.6	37.8	18.7	(9.0)
Equity in earnings (loss) of consolidated entities	1.3	(0.7)	0.4	(5.0)	(9.3)	(1.3)	1.7
Equity in earnings (loss) of unconsolidated entities	0	0	0	0	0	0	0
Net earnings (loss) from continuing operations						17.4	(7.3)
Loss from discontinued operations, net of tax						0	0
Net earnings (loss)	29.1	9.4	30.0	3.6	28.5	17.4	(7.3)
Net (earnings) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Quad/Graphics common shareholders	29.1	9.4	30.0	3.6	28.5	17.4	(7.3)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	29.1	9.4	30.0	3.6	28.5	17.4	(7.3)
Other comprehensive income (loss), net of tax	(1.0)	0.2	(1.5)	(0.7)	79.3	(26.7)	(116.1)
Total comprehensive income (loss)	28.1	9.6	28.5	2.9	107.8	(9.3)	(123.4)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0	0	0	0	0	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	28.1	9.6	28.5	2.9	107.8	(9.3)	(123.4)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	5.0	2.1	5.0	2.1	3.5	2.5	10.1	4.1
Receivables, less allowances for doubtful accounts	63.2		63.2		86.1	72.6
Intercompany receivables	708.9		708.9		688.5	457.2
Inventories	133.5		133.5		121.4	92.1
Other current assets	34.8		34.8		22.9	79.9
Total current assets	945.4		945.4		922.4	704.3
Property, plant and equipment—net	651.8		651.8		667.7	573.1
Investment in consolidated entities	111.5		111.5		4.3	14.2
Goodwill and intangible assets—net	909.6		909.6		954.9	949.9
Intercompany loan receivable	2.0		2.0		2.0	2.0
Other long-term assets	40.9		40.9		57.1	51.6
Total assets	2,661.2		2,661.2		2,608.4	2,295.1
Accounts payable	70.8		70.8		97.3	37.8
Intercompany accounts payable	0		0		0	0
Current portion of long-term debt and capital lease obligations	4.3		4.3		6.1	9.5
Other current liabilities	100.3		100.3		114.1	113.5
Total current liabilities	175.4		175.4		217.5	160.8
Long-term debt and capital lease obligations	8.8		8.8		5.9	13.7
Intercompany loan payable	336.2		336.2		336.2	336.2
Other long-term liabilities	375.4		375.4		436.3	581.6
Total liabilities	895.8		895.8		995.9	1,092.3
Total common stock and other equity and noncontrolling interests	1,765.4		1,765.4		1,612.5	1,202.8
Total liabilities and shareholders' equity	2,661.2		2,661.2		2,608.4	2,295.1
Statement of Cash Flows [Abstract]
Net cash from operating activities			64.4	205.3	301.2	(0.6)	266.2
Purchases of property, plant and equipment			(54.9)	(64.5)	(81.0)	(37.9)	(85.7)
Acquisition related investing activities—net of cash acquired					(250.3)	(32.5)	(4.6)
Acquisition of businesses—net of cash acquired			(8.9)	(236.9)
Intercompany investing activities			(123.3)	(136.6)	(212.9)	40.0	(152.3)
Other investing activities			13.3	4.5	4.6	15.4	19.5
Net cash used in investing activities			(173.8)	(433.5)	(539.6)	(15.0)	(223.1)
Payments of long-term debt and capital lease obligations			(5.2)	(7.2)	(8.9)	(9.6)	(22.3)
Proceeds from issuance of long-term debt			0				0
Borrowings on revolving credit facilities			0	0	0	0	7.8
Payments on revolving credit facilities			0	0	0	0	(8.8)
Payment of cash dividends			0	0	0	0	0
Intercompany financing activities			123.9	239.5	252.8	32.5	0
Other financing activities			(7.9)	(4.5)	(4.5)	(14.9)	(13.8)
Net cash used in financing activities			110.8	227.8	239.4	8.0	(37.1)
Effect of exchange rates on cash and cash equivalents			0.1	0	0	0	0
Net increase (decrease) in cash and cash equivalents			1.5	(0.4)	1.0	(7.6)	6.0
Cash and cash equivalents	5.0	2.1	5.0	2.1	3.5	2.5	10.1	4.1
Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales	182.2	106.3	436.5	333.0	457.6	515.6	507.1
Cost of sales	156.3	89.7	378.9	285.0	391.0	444.7	437.9
Selling, general and administrative expenses	14.0	8.6	26.1	24.5	34.3	39.3	47.5
Depreciation and amortization	10.0	7.1	25.3	22.5	28.9	34.2	34.2
Restructuring, impairment and transaction-related charges	4.1	1.4	12.9	11.4	15.9	27.2	(4.3)
Total operating expenses	184.4	106.8	443.2	343.4	470.1	545.4	515.3
Operating Income/(Loss)	(2.2)	(0.5)	(6.7)	(10.4)	(12.5)	(29.8)	(8.2)
Interest expense	2.1	1.7	6.2	5.1	6.7	8.5	9.5
Less: loss on debt extinguishment			0				0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	(4.3)	(2.2)	(12.9)	(15.5)	(19.2)	(38.3)	(17.7)
Income tax expense (benefit)	1.1	0.7	1.2	1.5	1.5	(0.7)	6.6
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	(5.4)	(2.9)	(14.1)	(17.0)	(20.7)	(37.6)	(24.3)
Equity in earnings (loss) of consolidated entities	0	0	0	0	0	0	0
Equity in earnings (loss) of unconsolidated entities	(1.0)	(0.5)	(4.8)	(2.0)	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations						(35.3)	(21.2)
Loss from discontinued operations, net of tax						(3.2)	(38.6)
Net earnings (loss)	(6.4)	(3.4)	(18.9)	(19.0)	(23.2)	(38.5)	(59.8)
Net (earnings) loss attributable to noncontrolling interests	0	0.4	0.3	0.9	1.6	0.3	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	(6.4)	(3.0)	(18.6)	(18.1)	(21.6)	(38.2)	(60.1)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	(6.4)	(3.4)	(18.9)	(19.0)	(23.2)	(38.5)	(59.8)
Other comprehensive income (loss), net of tax	(22.1)	0.6	(23.5)	(16.9)	(21.2)	0.8	29.9
Total comprehensive income (loss)	(28.5)	(2.8)	(42.4)	(35.9)	(44.4)	(37.7)	(29.9)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0.3	0.3	0.8	1.6	0.4	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	(28.5)	(2.5)	(42.1)	(35.1)	(42.8)	(37.3)	(29.9)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	1.6	12.7	1.6	12.7	4.8	11.3	5.5	16.0
Receivables, less allowances for doubtful accounts	148.7		148.7		125.2	126.1
Intercompany receivables	0		0		0
Inventories	76.0		76.0		56.9	66.8
Other current assets	17.3		17.3		12.1	15.6
Total current assets	243.6		243.6		199.0	219.8
Property, plant and equipment—net	286.0		286.0		225.6	246.3
Investment in consolidated entities	0		0		0	0
Goodwill and intangible assets—net	39.5		39.5		39.5	48.3
Intercompany loan receivable	0		0		0	0
Other long-term assets	60.3		60.3		76.0	90.9
Total assets	629.4		629.4		540.1	605.3
Accounts payable	86.3		86.3		90.7	96.2
Intercompany accounts payable	10.4		10.4		9.7	29.5
Current portion of long-term debt and capital lease obligations	8.6		8.6		12.5	19.5
Other current liabilities	56.7		56.7		40.1	43.0
Total current liabilities	162.0		162.0		153.0	188.2
Long-term debt and capital lease obligations	2.0		2.0		53.3	60.6
Intercompany loan payable	92.8		92.8		87.4	63.8
Other long-term liabilities	8.2		8.2		4.8	10.9
Total liabilities	265.0		265.0		298.5	323.5
Total common stock and other equity and noncontrolling interests	364.4		364.4		241.6	281.8
Total liabilities and shareholders' equity	629.4		629.4		540.1	605.3
Statement of Cash Flows [Abstract]
Net cash from operating activities			(2.2)	35.2	33.3	26.4	34.7
Purchases of property, plant and equipment			(18.6)	(10.4)	(13.1)	(23.5)	(20.3)
Acquisition related investing activities—net of cash acquired					0	0	(1.2)
Acquisition of businesses—net of cash acquired			(96.4)	0
Intercompany investing activities			0	0	0	153.6	0
Other investing activities			(2.2)	0	0	(18.1)	5.1
Net cash used in investing activities			(117.2)	(10.4)	(13.1)	112.0	(16.4)
Payments of long-term debt and capital lease obligations			(58.1)	(6.4)	(8.3)	(5.0)	(5.3)
Proceeds from issuance of long-term debt			0				0
Borrowings on revolving credit facilities			97.5	89.5	123.9	128.6	169.6
Payments on revolving credit facilities			(92.6)	(93.1)	(129.9)	(119.0)	(179.8)
Payment of cash dividends			0	0	0	0	0
Intercompany financing activities			168.6	(10.2)	(8.3)	(130.0)	(5.1)
Other financing activities			0	0	0	0	0
Net cash used in financing activities			115.4	(20.2)	(22.6)	(125.4)	(20.6)
Effect of exchange rates on cash and cash equivalents			0.8	(3.2)	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents			(3.2)	1.4	(6.5)	5.8	(10.5)
Cash and cash equivalents	1.6	12.7	1.6	12.7	4.8	11.3	5.5	16.0
Total [Member]
Income Statement [Abstract]
Net sales					4,795.9	4,094.0	4,324.6
Cost of sales					3,801.9	3,183.5	3,302.1
Selling, general and administrative expenses					416.0	347.1	407.0
Depreciation and amortization					340.5	338.6	344.6
Restructuring, impairment and transaction-related charges					95.3	118.3	114.0
Total operating expenses						3,987.5	4,167.7
Operating Income/(Loss)					142.2	106.5	156.9
Interest expense						84.0	108.0
Less: loss on debt extinguishment							34.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities					56.7	22.5	14.9
Income tax expense (benefit)						(31.5)	26.0
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities						54.0	(11.1)
Equity in earnings (loss) of consolidated entities					0	0	0
Equity in earnings (loss) of unconsolidated entities					(2.5)	2.3	3.1
Net earnings (loss) from continuing operations						56.3	(8.0)
Loss from discontinued operations, net of tax						30.8	(38.6)
Net earnings (loss)					30.9	87.1	(46.6)
Net (earnings) loss attributable to noncontrolling interests					1.6		(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders					32.5	87.4	(46.9)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)					30.9	87.1	(46.6)
Other comprehensive income (loss), net of tax					54.8		(90.4)
Total comprehensive income (loss)					85.7		(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest					1.6		0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders					87.3		(137.0)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents					13.1	16.9	25.6	20.5
Receivables, less allowances for doubtful accounts					698.9	585.1
Intercompany receivables					0	0
Inventories					272.5	242.9
Other current assets					89.8	145.1
Total current assets					1,074.3	990.0
Property, plant and equipment—net					1,925.5	1,926.4
Investment in consolidated entities					0	0
Goodwill and intangible assets—net					994.9	998.5
Intercompany loan receivable					0	0
Other long-term assets					171.0	184.0
Total assets					4,165.7	4,098.9
Accounts payable					401.0	285.8
Intercompany accounts payable					0	0
Current portion of long-term debt and capital lease obligations					134.6	123.7
Other current liabilities					353.2	343.3
Total current liabilities					888.8	752.8
Long-term debt and capital lease obligations					1,272.2	1,227.0
Intercompany loan payable					0	0
Other long-term liabilities					717.1	883.4
Total liabilities					2,878.1	2,863.2
Total common stock and other equity and noncontrolling interests					1,287.6	1,235.7
Total liabilities and shareholders' equity					4,165.7	4,098.9
Statement of Cash Flows [Abstract]
Net cash from operating activities					441.1	354.2	371.1
Purchases of property, plant and equipment					(149.5)	(103.5)	(168.3)
Acquisition related investing activities—net of cash acquired					(291.9)	12.6	(56.6)
Intercompany investing activities					0	0	0
Other investing activities					10.8	20.8	40.6
Net cash used in investing activities					(430.6)	(70.1)	(184.3)
Payments of long-term debt and capital lease obligations					(112.5)	(95.6)	(775.3)
Proceeds from issuance of long-term debt							649.0
Borrowings on revolving credit facilities					1,628.8	270.3	896.4
Payments on revolving credit facilities					(1,475.0)	(295.7)	(879.6)
Payment of cash dividends					(56.4)	(151.8)	(28.2)
Intercompany financing activities					0	0	0
Other financing activities					4.9	(12.8)	(35.8)
Net cash used in financing activities					(10.2)	(285.6)	(173.5)
Effect of exchange rates on cash and cash equivalents					(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents					(3.8)	(8.7)	5.1
Cash and cash equivalents					13.1	16.9	25.6	20.5
Intersegment Eliminations [Member]
Income Statement [Abstract]
Net sales	(114.2)	(114.9)	(302.8)	(279.7)	(399.2)	(319.7)	(314.1)
Cost of sales	(114.2)	(114.9)	(302.8)	(279.7)	(399.2)	(319.7)	(314.1)
Selling, general and administrative expenses	0	0	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0	0	0
Restructuring, impairment and transaction-related charges	0	0	0	0	0	0	0
Total operating expenses	(114.2)	(114.9)	(302.8)	(279.7)	(399.2)	(319.7)	(314.1)
Operating Income/(Loss)	0	0	0	0	0	0	0
Interest expense	0	0	0	0	0	0	0
Less: loss on debt extinguishment			0				0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	0	0	0	0	0	0	0
Income tax expense (benefit)	0	0	0	0	0	0	0
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	0	0	0	0	0	0	0
Equity in earnings (loss) of consolidated entities	(22.7)	(6.4)	(11.4)	14.5	(6.9)	20.8	67.4
Equity in earnings (loss) of unconsolidated entities	0	0		0	0	0	0
Net earnings (loss) from continuing operations						20.8	67.4
Loss from discontinued operations, net of tax						0	0
Net earnings (loss)	(22.7)	(6.4)	(11.4)	14.5	(6.9)	20.8	67.4
Net (earnings) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Quad/Graphics common shareholders	(22.7)	(6.4)	(11.4)	14.5	(6.9)	20.8	67.4
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	(22.7)	(6.4)	(11.4)	14.5	(6.9)	20.8	67.4
Other comprehensive income (loss), net of tax	23.1	(0.7)	25.0	17.7	(58.1)	25.8	85.9
Total comprehensive income (loss)	0.4	(7.1)	13.6	32.2	(65.0)	46.6	153.3
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0	0	0	0	0	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	0.4	(7.1)	13.6	32.2	(65.0)	46.6	153.3
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	0	0	0	0	0	0	0	0
Receivables, less allowances for doubtful accounts	0		0		0	0
Intercompany receivables	(708.9)		(708.9)		(688.5)	(457.2)
Inventories	0		0		0	0
Other current assets	0		0		0	0
Total current assets	(708.9)		(708.9)		(688.5)	(457.2)
Property, plant and equipment—net	0		0		0	0
Investment in consolidated entities	(2,129.8)		(2,129.8)		(1,854.1)	(1,484.6)
Goodwill and intangible assets—net	0		0		0	0
Intercompany loan receivable	(429.0)		(429.0)		(423.6)	(400.0)
Other long-term assets	0		0		0	0
Total assets	(3,267.7)		(3,267.7)		(2,966.2)	(2,341.8)
Accounts payable	0		0		0	0
Intercompany accounts payable	(708.9)		(708.9)		(688.5)	(457.2)
Current portion of long-term debt and capital lease obligations	0		0		0	0
Other current liabilities	0		0		0	0
Total current liabilities	(708.9)		(708.9)		(688.5)	(457.2)
Long-term debt and capital lease obligations	0		0		0	0
Intercompany loan payable	(429.0)		(429.0)		(423.6)	(400.0)
Other long-term liabilities	0		0		0	0
Total liabilities	(1,137.9)		(1,137.9)		(1,112.1)	(857.2)
Total common stock and other equity and noncontrolling interests	(2,129.8)		(2,129.8)		(1,854.1)	(1,484.6)
Total liabilities and shareholders' equity	(3,267.7)		(3,267.7)		(2,966.2)	(2,341.8)
Statement of Cash Flows [Abstract]
Net cash from operating activities			0	0	0	0	0
Purchases of property, plant and equipment			0	0	0	0	0
Acquisition related investing activities—net of cash acquired					0	0	0
Acquisition of businesses—net of cash acquired			0	0
Intercompany investing activities			312.7	397.9	500.1	215.7	298.1
Other investing activities			0	0	0	0	0
Net cash used in investing activities			312.7	397.9	500.1	215.7	298.1
Payments of long-term debt and capital lease obligations			0	0	0	0	0
Proceeds from issuance of long-term debt			0				0
Borrowings on revolving credit facilities			0	0	0	0	0
Payments on revolving credit facilities			0	0	0	0	0
Payment of cash dividends			0	0	0	0	0
Intercompany financing activities			(312.7)	(397.9)	(500.1)	(215.7)	(298.1)
Other financing activities			0	0	0	0	0
Net cash used in financing activities			(312.7)	(397.9)	(500.1)	(215.7)	(298.1)
Effect of exchange rates on cash and cash equivalents			0	0	0	0	0
Net increase (decrease) in cash and cash equivalents			0	0	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0